Condensed Statements of Changes in Shareholders' Deficiency (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Balance	$ (4,464,000)	$ 1,157,000	$ 1,157,000	$ (29,000)
Fair value of vested options	730,000
Fair value of vested options and warrants issue for services		716,000	2,721,000	1,768,000
Fair value of warrants issued as a debt discount	110,000			2,482,000
Fair value of common shares issued for services	586,000	612,000	1,545,000	$ 1,744,000
Fair value of common shares issued for services, shares				288,909
Common shares and warrants issued in private offerings				$ 5,245,000
Common shares issued with convertible notes	24,000
Common shares issued on the exercise of warrants	$ 114,000	125,000	1,558,000
Common shares issued with convertible notes, shares	3,000
Net Loss	$ (2,881,000)	(3,707,000)	(15,950,000)	$ (10,053,000)
Fair value of vested restricted stock units	$ 172,000		388,000
Fair value of common shares issued for financing costs			$ 2,497,000
Common shares issued in the exercise of warrants, shares
Common shares issued in private offerings			$ 1,620,000
Balance	$ (5,609,000)	(1,097,000)	(4,464,000)	$ 1,157,000
Common Stock [Member]
Statement [Line Items]
Balance	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Balance, shares	11,899,865	10,995,066	10,995,066	9,824,825
Fair value of vested options
Fair value of vested options and warrants issue for services
Fair value of warrants issued as a debt discount
Fair value of common shares issued for services
Fair value of common shares issued for services, shares	55,063	69,132	174,739	288,909
Common shares and warrants issued in private offerings
Common shares and warrants issued in private offerings, shares				881,332
Common shares issued with convertible notes
Common shares issued on the exercise of warrants
Common shares issued with convertible notes, shares	3,000
Fair value of vested restricted stock units
Fair value of common shares issued for financing costs
Fair value of common shares issued for financing costs, shares			282,522
Common shares issued in the exercise of warrants, shares	19,256	21,207	264,315
Common shares issued in private offerings
Common shares issued in private offerings, shares			183,223
Balance	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Balance, shares	11,977,184	11,085,405	11,899,865	10,995,066
Preferred Stock [Member]
Statement [Line Items]
Balance
Balance, shares	1	1	1	1
Fair value of vested options
Fair value of vested options and warrants issue for services
Fair value of warrants issued as a debt discount
Fair value of common shares issued for services
Common shares and warrants issued in private offerings
Common shares issued with convertible notes
Common shares issued on the exercise of warrants
Common shares issued with convertible notes, shares
Fair value of vested restricted stock units
Fair value of common shares issued for financing costs
Common shares issued in private offerings
Balance
Balance, shares	1	1	1	1
Additional Paid-in Capital [Member]
Statement [Line Items]
Balance	$ 30,675,000	$ 20,346,000	$ 20,346,000	$ 9,107,000
Fair value of vested options	730,000
Fair value of vested options and warrants issue for services		716,000	2,721,000	1,768,000
Fair value of warrants issued as a debt discount	110,000			2,482,000
Fair value of common shares issued for services	586,000	612,000	1,545,000	1,744,000
Common shares and warrants issued in private offerings				5,245,000
Common shares issued with convertible notes	24,000
Common shares issued on the exercise of warrants	114,000	125,000	1,558,000
Fair value of vested restricted stock units	172,000		388,000
Fair value of common shares issued for financing costs			2,497,000
Common shares issued in private offerings			1,620,000
Balance	32,411,000	21,799,000	30,675,000	20,346,000
Retained Earnings [Member]
Statement [Line Items]
Balance	(35,140,000)	(19,190,000)	(19,190,000)	(9,137,000)
Fair value of vested options and warrants issue for services
Fair value of warrants issued as a debt discount
Fair value of common shares issued for services
Common shares and warrants issued in private offerings
Common shares issued on the exercise of warrants
Net Loss	(2,881,000)	(3,707,000)	(15,950,000)	(10,053,000)
Common shares issued in private offerings
Balance	$ (38,021,000)	$ (22,897,000)	$ (35,140,000)	$ (19,190,000)